PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Statements of Operations
Net revenue	¥ 4,122,405	¥ 2,792,077	¥ 1,616,166
Cost of revenue	(3,079,679)	(2,169,636)	(1,207,694)
Gross loss	1,042,726	622,441	408,472
Operating expenses
Selling and marketing expenses	(129,901)	(110,570)	(90,118)
General and administrative expenses	(411,418)	(329,601)	(228,864)
Research and development expenses	(21,627)	(13,915)	(7,261)
Income from operations	479,780	168,355	82,229
Other income (expenses):
Interest income	53,017	19,213	5,600
Interest expenses	(968,693)	(656,186)	(412,003)
Others, net	5,565	5,436	435
Loss before income taxes	(426,433)	(439,659)	(332,976)
Income tax benefits (expenses)	(15,650)	9,391	6,076
Net loss	(442,083)	(430,268)	(326,900)
Parent Company | Reportable Legal Entities
Condensed Statements of Operations
Cost of revenue	(50,201)	(21,132)	(10,392)
Gross loss	(50,201)	(21,132)	(10,392)
Operating expenses
Selling and marketing expenses	(40,721)	(26,595)	(22,528)
General and administrative expenses	(153,854)	(96,581)	(59,500)
Research and development expenses	(2,364)	(949)	(646)
Income from operations	(247,140)	(145,257)	(93,066)
Other income (expenses):
Interest income	48,020	14,907	3,901
Interest expenses	(128,539)	(48,809)	(90,408)
Equity in loss of subsidiaries	(114,418)	(251,085)	(147,340)
Others, net	(6)	(24)	13
Loss before income taxes	(442,083)	(430,268)	(326,900)
Net loss	¥ (442,083)	¥ (430,268)	¥ (326,900)